Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15 Commitments and Contingencies

Lease Commitments

The Company entered into leases for production plant in the PRC, Hong Kong office and director’s quarters. Please refer to Note 7 for details.

Contingencies

There were no contingencies identified as at December 31, 2025 and June 30, 2026.